Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 3 – REVENUE RECOGNITION

In accordance with FASB ASC 606, Revenue from Contracts with Customers, we determine revenue recognition through the following steps:

(1)	Identify the contract with a customer

(2)	Identify the performance obligations in the contract

(3)	Determine the transaction price

(4)	Allocate the transaction price to each performance obligation in the contract

(5)	Recognize revenue when each performance obligation is satisfied

The Company’s main source of revenue is comprised of the following:

●	Training-GSCG offers a Stem Cell & Exosomes Certification Program where physicians attending these training sessions will take advantage of a full review of stem cell biology, characterization and regenerative properties of cells and cell products, cytokines and growth factors and how they can be applied in a clinic setting. The physicians will pay for the training sessions upfront and receive all the material and certificate upon completion of seminar. Completion of the seminar is when control is transferred and when revenue is recognized.
●	Products-Physicians can order products through GSCG, which includes EC Certificate from Institute for Testing and Certificating, Inc. Products are paid for upfront and shipped from GSCG directly to physicians or picked up physicians at seminars or training events. Transfer of control is when the product is shipped or picked up at seminars or training events, which is when revenue is recognized.

●	Equipment- Physicians can order equipment through GSCG, which includes a warranty from manufacture of equipment. Equipment is paid for upfront and shipped from manufacture directly to physicians or shipped from GSCG to physicians. Transfer of control is when the equipment is shipped, which is when revenue is recognized.

●	Patient Procedures - Patient procedures are the treatments GSCG is offering at its Cancun clinic. Once the patient agrees with the treatment plan and estimate, the procedure is scheduled with a deposit. The procedure can be cancelled up to 21 days from scheduled treatment date with a 50% refund of deposit, which is when deposit is recognized as revenue. The transfer of control is when the procedures are completed, which is when revenue is recognized.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product to a customer or as services are performed. Revenue is measured based on the consideration the Company receives in exchange for those products

The following table presents the Company’s revenue by product category for the three months ended March 31, 2025, and 2024:

	For the Three Months Ended March 31,
	2025	2024
Training	$144,920	$110,333
Product supplies	626,656	355,481
Equipment	-	96,810
Patient procedures	592,765	254,410
Total revenue	$1,364,341	$817,034

Listed below are the revenues, cost of revenues, gross profits, assets and net loss by Company:

	For the Three Months Ended
	March 31, 2025
	Global Stem Cells Group	Regenerative Medical Technology Group	Total
Revenue	$1,364,341	$-	$1,364,341
Cost of revenue	420,447	-	420,447
Gross profit	$943,894	$-	$943,894
Gross Profit %	69.18%	0.00%	69.18%

Assets	$2,138,933	$1,841,835	$3,980,768
Net profit (loss)	$91,887	$(851,927)	$(760,040)

NOTE 3 – REVENUE RECOGNITION

In accordance with FASB ASC 606, Revenue from Contracts with Customers, we determine revenue recognition through the following steps:

(1)	Identify the contract with a customer

(2)	Identify the performance obligations in the contract

(3)	Determine the transaction price

(4)	Allocate the transaction price to each performance obligation in the contract

(5)	Recognize revenue when each performance obligation is satisfied

The Company’s main source of revenue is comprised of the following:

●	Training-GSCG offers a Stem Cell & Exosomes Certification Program where physicians attending these training sessions will take advantage of a full review of stem cell biology, characterization and regenerative properties of cells and cell products, cytokines and growth factors and how they can be applied in a clinic setting. The physicians will pay for the training sessions upfront and receive all the material and certificate upon completion of seminar. Completion of the seminar is when control is transferred and when revenue is recognized.

●	Products-Physicians can order products through GSCG, which includes EC Certificate from Institute for Testing and Certificating, Inc. Products are paid for upfront and shipped from GSCG directly to physicians or picked up physicians at seminars or training events. Transfer of control is when the product is shipped or picked up at seminars or training events, which is when revenue is recognized.

●	Equipment- Physicians can order equipment through GSCG, which includes a warranty from manufacture of equipment. Equipment is paid for upfront and shipped from manufacture directly to physicians or shipped from GSCG to physicians. Transfer of control is when the equipment is shipped, which is when revenue is recognized.

●	Patient Procedures - Patient procedures are the treatments GSCG is offering at its Cancun clinic. Once the patient agrees with the treatment plan and estimate, the procedure is scheduled with a deposit. The procedure can be cancelled up to 21 days from scheduled treatment date with a 50% refund of deposit, which is when deposit is recognized as revenue. The transfer of control is when the procedures are completed, which is when revenue is recognized.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product to a customer or as services are performed. Revenue is measured based on the consideration the Company receives in exchange for those products

The following table presents the Company’s revenue by product category for the years ended December 31, 2024, and 2023:

	For the Years Ended December 31,
	2024	2023
Training	$809,654	$599,425
Product supplies	1,748,960	1,329,159
Equipment	177,225	162,370
Patient procedures	1,371,655	318,999
Total revenue	$4,107,494	$2,409,953

Listed below are the revenues, cost of revenues, gross profits, assets and net loss by Company:

	For the Year Ended
	December 31, 2024
	Global Stem	Meso
	Cells Group	Numismatics	Total
Revenue	$4,107,494	$-	$4,107,494
Cost of revenue	1,284,375	-	1,284,375
Gross profit	$2,823,119	$-	$2,823,119
Gross Profit %	68.73%	0.00%	68.73%

Assets	$1,951,853	$1,869,576	$3,821,429
Net income (loss)	$303,730	$(5,866,701)	$(5,562,971)